Note 9 - Vessels and Other Fixed Assets, Net (Details) - Movement of Vessels and Other Fixed Assets, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 10,250
Accumulated Depreciation and Amortization
Accumulated Depreciation and Amortization		$ (781)
Depreciation and Amortization for the Period	(6,922)	(4,656)	$ (2,860)
Net Book Value		9,469
Loss on sale and leaseback (Note 14)	(177)
Cost		10,250
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost	100,063	56,966	56,966
Accumulated Depreciation and Amortization
Accumulated Depreciation and Amortization	(13,494)	(25,706)	(22,987)	$ (20,451)
Depreciation and Amortization for the Period	(3,864)	(2,719)	(2,536)
Impairment Loss	(960)
Disposals (Note 9)	17,036
Net Book Value	66,354	74,357	33,979
Period Increase (Decrease)		43,097
Cost	79,848	100,063	56,966
Leased Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost	46,404
Accumulated Depreciation and Amortization
Accumulated Depreciation and Amortization	(2,454)	(737)
Depreciation and Amortization for the Period	(1,717)	(737)
Net Book Value	43,950	45,667
Period Increase (Decrease)		47,554
Loss on sale and leaseback (Note 14)		(1,150)
Cost	46,404	46,404
Dry Docking and Special Survey [Member]
Property, Plant and Equipment [Line Items]
Cost	3,229	2,561	2,195
Accumulated Depreciation and Amortization
Accumulated Depreciation and Amortization	(2,258)	(2,017)	(1,523)	(1,327)
Depreciation and Amortization for the Period	(562)	(285)	(196)
Impairment Loss	(254)	(209)
Disposals (Note 9)	575
Net Book Value	1,131	1,212	1,038
Period Increase (Decrease)	735	668	366
Cost	3,389	3,229	2,561
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,034	1,024	1,024
Accumulated Depreciation and Amortization
Accumulated Depreciation and Amortization	(1,032)	(1,026)	(978)	(904)
Depreciation and Amortization for the Period	(9)	(48)	(74)
Disposals (Note 9)	3
Net Book Value	5	8	46
Period Increase (Decrease)	6	10
Cost	1,037	1,034	1,024
Vessels and Other Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	150,730	60,551	60,185
Accumulated Depreciation and Amortization
Accumulated Depreciation and Amortization	(19,238)	(29,486)	(25,488)	$ (22,682)
Depreciation and Amortization for the Period	(6,152)	(3,789)	(2,806)
Impairment Loss	(1,214)	(209)
Disposals (Note 9)	17,614
Net Book Value	111,440	121,244	35,063
Period Increase (Decrease)	741	91,329	366
Loss on sale and leaseback (Note 14)		(1,150)
Cost	130,668	$ 150,730	$ 60,551
Discontinued Operations [Member] | Vessels [Member]
Accumulated Depreciation and Amortization
Period Increase (Decrease)	(20,215)
Discontinued Operations [Member] | Dry Docking and Special Survey [Member]
Accumulated Depreciation and Amortization
Period Increase (Decrease)	(575)
Discontinued Operations [Member] | Other Capitalized Property Plant and Equipment [Member]
Accumulated Depreciation and Amortization
Period Increase (Decrease)	(3)
Discontinued Operations [Member] | Vessels and Other Fixed Assets [Member]
Accumulated Depreciation and Amortization
Period Increase (Decrease)	$ (20,793)